Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories
	2025 US$’000	2024 US$’000
Fuel oil	60,517	84,984
Lubricating oils	8,510	9,171
	69,027	94,155